Stock-based Compensation Plans - Stock Options (Details)	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Options
Outstanding at beginning of period (in shares) | shares	88,087,054
Forfeited (in shares) | shares	(24,211,579)
Outstanding at end of period (in shares) | shares	63,875,475
Weighted- average Exercise Price
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 48.96
Forfeited (in dollars per share) | $ / shares	48.38
Outstanding at end of period (in dollars per share) | $ / shares	$ 49.18
Outstanding, weighted average remaining contractual term	1 year 1 month
Aggregate intrinsic value | $	$ 0